Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Nov. 07, 2023
Assets
Restricted cash	$ 1.0	$ 0.1
2028 Notes
Liabilities
Debt instrument, interest rate	10.00%		10.00%
2030 Notes
Liabilities
Debt instrument, interest rate	10.375%		10.375%
Fair value | Fair value, inputs, level 1
Assets
Cash and cash equivalents	$ 193.5	102.5
Restricted cash	1.0	0.1
Trade receivables	99.1	56.2
Other current assets, excluding deferred costs	24.3	31.5
Due from related parties	79.4	95.0
Liabilities
Trade payables	58.3	35.5
Accrued expenses	69.7	77.0
Short term accrued interest and other items	37.2	42.3
Other current liabilities	52.6	63.2
Fair value | Fair value, inputs, level 2
Liabilities
Short-term debt	120.3	104.4
Long-term debt	1,927.6	1,818.0
Carrying value
Assets
Cash and cash equivalents	193.5	102.5
Restricted cash	1.0	0.1
Trade receivables	99.1	56.2
Other current assets, excluding deferred costs	24.3	31.5
Due from related parties	79.4	95.0
Liabilities
Trade payables	58.3	35.5
Accrued expenses	69.7	77.0
Short term accrued interest and other items	37.2	42.3
Other current liabilities	52.6	63.2
Carrying value | Fair value, inputs, level 2
Liabilities
Short-term debt	114.6	100.0
Long-term debt	$ 1,807.4	$ 1,690.0